SIGNIFICANT CUSTOMERS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SIGNIFICANT CUSTOMERS [Text Block]
14.	SIGNIFICANT CUSTOMERS

The following table represents sales to individual customers exceeding 10% of the Company’s annual revenues:

	December 31,	December 31,	December 31,
	2017	2016	2015

Customer A	$2,934,404	$2,511,850	$8,555,088
Customer B	$896,965	$2,107,426	$2,045,215
Customer C	$-	$-	$3,196,253
Customer D	$-	$-	$1,959,883

All Customers are major US and Canadian corporations who have displayed a pattern of consistent timely payment of accounts owing.

The Company is obligated to pay a 5% royalty from sales of their manway securement systems. During the year ended December 31, 2017, there were revenues from sales of the manway securement systems totalling $183,337 (2016 - $224,945).